Goodwill - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2010 USD ($)
Goodwill [Line Items]
Goodwill recognized			$ 1.6
Impairment charges relating to goodwill	¥ 10,561,857	$ 1.6